Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (46,098)	$ (35,390)	$ (13,903)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,980	6,191	3,546
Share-based compensation	7,540	3,102	1,188
Noncash interest and other expense related to debt agreements	2,014	265
Loss on disposal of assets	338	26
Changes in assets and liabilities
Accounts receivable	(355)	(2,256)	(239)
Inventory	(1,279)	769	(1,442)
Prepaid expenses and other current assets	(1,873)	(2,022)	189
Other assets	(344)	(422)	(331)
Accounts payable	(453)	(1,392)	2,193
Accrued liabilities	1,370	12,898	2,597
Deferred revenue	5,262	2,248	2,526
Other liabilities	1,127	968	2,897
Net cash used in operating activities	(23,771)	(15,015)	(779)
Cash flows from investing activities:
Purchases of property and equipment	(10,789)	(10,172)	(6,664)
Restricted investments	(130)
Net cash used in investing activities	(10,919)	(10,172)	(6,664)
Cash flows from financing activities:
Net proceeds from debt agreements	37,857	24,538
Net proceeds from issuance of preferred stock warrants	1,625	501
Repayment of debt agreements	(26,309)	(5,356)	(1,005)
Repayment of capital lease obligations	(422)	(675)	(310)
Net proceeds from issuance of preferred stock		29,911	10,385
Net proceeds from initial public offering of common stock	(99,589)
Proceeds from exercise of stock options and common stock warrants	893	556	817
Net cash provided by financing activities	113,233	49,475	9,887
Effect of exchange rate changes on cash and cash equivalents	(29)	(1)	(4)
Net increase in cash and cash equivalents	78,514	24,287	2,440
Cash and cash equivalents:
Beginning of period	37,864	13,577	11,137
End of period	116,378	37,864	13,577
Supplemental disclosure of cash flow data:
Cash paid for interest	2,437	791	117
Cash paid for income taxes	46	64	1
Noncash financing activities:
Change in liability for nonvested options exercised	114	20	181
Reclassification of preferred stock warrants from liability to equity	820	473
Deferred debt issuance costs recorded in connection with issuance of preferred stock warrants		122
Conversion of preferred stock to common stock in connection with initial public offering	74,020
Accrued liability for initial public offering costs	313
Equipment purchased and unpaid at period end	775	2,700	271
Equipment purchased under capital lease		$ 1,329